UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE

VARIABLE MID CAP CORE PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of investments (unaudited)	September 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 12.4%
Hotels, Restaurants & Leisure - 1.5%
Bally Technologies Inc.	30,000	$1,048,500	*

Household Durables - 3.8%
Jarden Corp.	54,500	1,696,585
Mohawk Industries Inc.	19,000	1,012,700	*

Total Household Durables		2,709,285

Specialty Retail - 7.1%
Children’s Place Retail Stores Inc.	26,700	1,302,159	*
J. Crew Group Inc.	32,000	1,075,840	*
Ross Stores Inc.	28,800	1,573,056
Tractor Supply Co.	26,800	1,062,888

Total Specialty Retail		5,013,943

TOTAL CONSUMER DISCRETIONARY		8,771,728

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 3.1%
Casey’s General Stores Inc.	16,000	668,000
Pantry Inc.	62,050	1,496,026	*

TOTAL CONSUMER STAPLES		2,164,026

ENERGY - 8.3%
Energy Equipment & Services - 5.4%
Bristow Group Inc.	38,200	1,378,256	*
ION Geophysical Corp.	75,600	388,584	*
Noble Corp.	26,000	878,540
Oceaneering International Inc.	21,990	1,184,381	*

Total Energy Equipment & Services		3,829,761

Oil, Gas & Consumable Fuels - 2.9%
Peabody Energy Corp.	23,000	1,127,230
Petrohawk Energy Corp.	55,000	887,700	*

Total Oil, Gas & Consumable Fuels		2,014,930

TOTAL ENERGY		5,844,691

FINANCIALS - 18.5%
Capital Markets - 4.6%
Invesco Ltd.	56,000	1,188,880
Och-Ziff Capital Management Group	68,000	1,013,200
TD Ameritrade Holding Corp.	63,000	1,017,450	*

Total Capital Markets		3,219,530

Commercial Banks - 2.3%
Old National Bancorp	29,400	308,700
Signature Bank	26,000	1,009,840	*
Trustmark Corp.	14,700	319,578

Total Commercial Banks		1,638,118

Consumer Finance - 1.9%
Discover Financial Services	81,000	1,351,080

Insurance - 5.5%
Arch Capital Group Ltd.	15,500	1,298,900	*
PartnerRe Ltd.	15,000	1,202,700
XL Group PLC	64,400	1,394,904

Total Insurance		3,896,504

Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities Inc.	15,500	1,085,000
Health Care REIT Inc.	10,500	497,070

Total Real Estate Investment Trusts (REITs)		1,582,070

Thrifts & Mortgage Finance - 2.0%
Northwest Bancshares Inc.	29,000	324,510
People’s United Financial Inc.	81,000	1,060,290

Total Thrifts & Mortgage Finance		1,384,800

TOTAL FINANCIALS		13,072,102

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
HEALTH CARE - 12.0%
Biotechnology - 4.2%
Onyx Pharmaceuticals Inc.	46,000	$1,213,480	*
Regeneron Pharmaceuticals Inc.	29,220	800,628	*
Vanda Pharmaceuticals Inc.	50,000	334,000	*
Vertex Pharmaceuticals Inc.	17,000	587,690	*

Total Biotechnology		2,935,798

Health Care Providers & Services - 5.6%
AmerisourceBergen Corp.	44,400	1,361,304
Magellan Health Services Inc.	25,300	1,195,172	*
Mednax Inc.	25,600	1,364,480	*

Total Health Care Providers & Services		3,920,956

Pharmaceuticals - 2.2%
Elan Corp. PLC, ADR	65,800	378,350	*
Shire Ltd., ADR	18,000	1,211,040

Total Pharmaceuticals		1,589,390

TOTAL HEALTH CARE		8,446,144

INDUSTRIALS - 13.2%
Aerospace & Defense - 3.0%
Alliant Techsystems Inc.	15,000	1,131,000	*
L-3 Communications Holdings Inc.	13,200	953,964

Total Aerospace & Defense		2,084,964

Construction & Engineering - 4.0%
Aecom Technology Corp.	39,000	946,140	*
Quanta Services Inc.	52,000	992,160	*
Shaw Group Inc.	27,000	906,120	*

Total Construction & Engineering		2,844,420

Electrical Equipment - 0.6%
Babcock & Wilcox Co.	19,500	414,960	*

Industrial Conglomerates - 0.8%
McDermott International Inc.	39,000	576,420	*

Machinery - 4.8%
Bucyrus International Inc., Class A Shares	19,000	1,317,650
Parker Hannifin Corp.	18,000	1,261,080
Valmont Industries Inc.	11,200	810,880

Total Machinery		3,389,610

TOTAL INDUSTRIALS		9,310,374

INFORMATION TECHNOLOGY - 18.2%
Computers & Peripherals - 1.6%
Western Digital Corp.	39,000	1,107,210	*

IT Services - 1.7%
Global Payments Inc.	28,000	1,200,920

Semiconductors & Semiconductor Equipment - 6.6%
Cymer Inc.	30,800	1,142,064	*
Lam Research Corp.	18,000	753,300	*
Microchip Technology Inc.	32,200	1,012,690
Varian Semiconductor Equipment Associates Inc.	21,000	604,380	*
Xilinx Inc.	43,000	1,144,230

Total Semiconductors & Semiconductor Equipment		4,656,664

Software - 8.3%
Amdocs Ltd.	37,000	1,060,420	*
Autodesk Inc.	37,000	1,182,890	*
Blackboard Inc.	26,400	951,456	*
Check Point Software Technologies Ltd.	43,000	1,587,990	*
MICROS Systems Inc.	26,000	1,100,580	*

Total Software		5,883,336

TOTAL INFORMATION TECHNOLOGY		12,848,130

MATERIALS - 8.7%
Chemicals - 3.4%
Celanese Corp., Series A Shares	33,500	1,075,350

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY			SHARES	VALUE
Chemicals - continued
Rockwood Holdings Inc.			43,000	$1,353,210	*

Total Chemicals				2,428,560

Containers & Packaging - 2.2%
Crown Holdings Inc.			54,000	1,547,640	*

Metals & Mining - 3.1%
Agnico-Eagle Mines Ltd.			18,000	1,278,540
Allegheny Technologies Inc.			19,000	882,550

Total Metals & Mining				2,161,090

TOTAL MATERIALS				6,137,290

UTILITIES - 3.5%
Electric Utilities - 1.0%
Great Plains Energy Inc.			36,500	689,850

Independent Power Producers & Energy Traders - 1.4%
NRG Energy Inc.			47,300	984,786	*

Multi-Utilities - 1.1%
Sempra Energy			14,200	763,960

TOTAL UTILITIES				2,438,596

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $59,329,684)				69,033,081

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreements - 2.2%
Interest in $150,000,000 joint tri-party repurchase agreement dated 9/30/10 with RBS Securities Inc.; Proceeds at maturity - $1,555,010; (Fully collateralized by U.S. government obligations, 2.250% due 1/31/15; Market value - $1,586,154) (Cost - $1,555,000)	0.240%	10/1/10	$1,555,000	1,555,000

TOTAL INVESTMENTS - 100.1% (Cost - $60,884,684#)				70,588,081
Liabilities in Excess of Other Assets - (0.1)%				(85,149)

TOTAL NET ASSETS - 100.0%				$70,502,932

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Bucyrus International Inc., Call	10/16/10	$70.00	45	$9,540

TOTAL WRITTEN OPTIONS (Premiums received - $11,493)				$9,540

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Mid Cap Core Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and future contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$69,033,081	—	—	$69,033,081

Short-term investments†	—	$1,555,000	—	$1,555,000

Total investments	$69,033,081	$1,555,000	—	$70,588,081

Other financial instrument:
Written options	$(9,540)	—	—	$(9,540)

Total	$69,023,541	$1,555,000	—	$70,578,541

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign Investment Risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$12,375,885
Gross unrealized depreciation	(2,672,488)

Net unrealized appreciation	$9,703,397

During the period ended September 30, 2010, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums
Written options, outstanding December 31, 2009	—	—
Options written	93	$27,669
Options closed	(48)	(16,176)
Options exercised	—	—
Options expired	—	—

Written options, outstanding September 30, 2010	45	$11,493

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at September 30, 2010.

Primary Underlying Risk Disclosure	Written Options, at Value
Equity Contracts	$(9,540)

During the period ended September 30, 2010 the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Written options	$954

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2010